United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street Suite 1500
       Cleveland, Ohio 44114-3198

Form 13F File Number: 28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216/781.5600

Signature, Place, and Date of Signing:

___________________________   Cleveland, Ohio         April 26, 2000
                (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total: $232,876
                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                               FORM 13F INFORMATION TABLE



      Column1
   Column2
Column3
Column4
            Column5

 Column6
 Column7
               Column8


Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority











Sole
Shared
None

Abbott Laboratories Equities   002824100     4437 126093       sh       -  sole none
Air Products & Chem Equities   009158106     2771 97452        sh       -  sole none
Albertson's Inc      Equities  013104104     3890 125991       sh       -  sole none
Allied Capital      Equities   01903q108     601  34440        sh       -  sole none
Altera Corp         Equities   021441100     8076 90490        sh       -  sole none
American Express    Equities   025816109     3046 20450        sh       -  sole none
American Home Prods Equities   026609107     576  10708        sh       -  sole none
American Intl Group Equities   026874107     3183 29071        sh       -  sole none
Atlantic Coast Airlines        Equities 048396105 433  16740   sh       -  sole none
Automatic Data Proc Equities   053015103     2982 61797        sh       -  sole none
BP Amoco PLC   Equities        055622104     1076 20199        sh       -  sole none
Bank One       Equities        06423a103     2659 77362        sh       -  sole none
BellSouth Corp.     Equities   079860102     510  10874        sh       -  sole none
Boeing         Equities        097023105     2276 60204        sh       -  sole none
Bristol-Myers Squibb Equities  110122108     839  14474        sh       -  sole none
Carnival Corp       Equities   143658102     380  15330        sh       -  sole none
Cedar Fair L.P.      Equities  150185106     282  14200        sh       -  sole none
Ciber               Equities   17163B102     5036 245650       sh       -  sole none
Cisco Systems Inc.  Equities   17275r102     2612 33786        sh       -  sole none
Compaq Computer     Equities   204493100     3334 124626       sh       -  sole none
Compuware      Equities        205638109     3190 151450       sh       -  sole none
Conseco        Equities        208464107     1048 91601        sh       -  sole none
Disney Company, Walt Equities  254687106     1374 33313        sh       -  sole none
El Paso Energy      Equities   283905107     1851 45854        sh       -  sole none
Elan Corp PLC       Equities   284131208     9033 190172       sh       -  sole none
Endesa         Equities        29258n107     2870 122450       sh       -  sole none
Ericsson L.M. Tele  Equities   294821400     11828     126085  sh       -  sole none
Excelon        Equities        300691102     212  18800        sh       -  sole none
ExxonMobil          Equities   30231g102     2330 29868        sh       -  sole none
Federal Home Ln Mtg  Equities  313400301     597  13500        sh       -  sole none
Federal Natl Mtg Assoc         Equities 313586109 7253 128233  sh       -  sole none
Fedex Corporation   Equities   31428X106     5577 143686       sh       -  sole none
First Ind Realty Tr Equities   32054k103     305  11200        sh       -  sole none
First Merit         Equities   337915102     2955 160296       sh       -  sole none
First Union Company Equities   337358105     2372 63685        sh       -  sole none
Flow International Corp        Equities 343468104 235  20000   sh       -  sole none
GTE Corp.      Equities        362320103     750  10566        sh       -  sole none
General Electric    Equities   369604103     12259     78775   sh       -  sole none
General Motors Corp Equities   370442105     1209 14600        sh       -  sole none
Hershey Foods       Equities   427866108     1693 34730        sh       -  sole none
Hewlett-Packard Co  Equities   428236103     8516 64241        sh       -  sole none
Home Depot          Equities   437076102     898  13916        sh       -  sole none
Illinois Tool Wks Inc          Equities 452308109 2747 49726   sh       -  sole none
Integrated Device Tech         Equities 458118106 1859 46925   sh       -  sole none
Intel Corporation   Equities   458140100     13968     105867  sh       -  sole none
Interpublic Group   Equities   460690100     2974 62950        sh       -  sole none
Jefferson Pilot      Equities  475070108     3934 59100        sh       -  sole none
Johnson & Johnson   Equities   478160104     4175 59425        sh       -  sole none
KeyCorp        Equities        493267108     2878 151484       sh       -  sole none
Koninklijke Philips Elect      Equities 500472204 9301 54295   sh       -  sole none
Lear                Equities   521865105     2505 89058        sh       -  sole none
Leggett & Platt Inc. Equities  524660107     4488 208750       sh       -  sole none
Leucadia National Corp         Equities 527288104 1535 64640   sh       -  sole none
Loral Space & Comm  Equities   G56462107     346  33950        sh       -  sole none
Lucent Technologies Equities   549463107     981  15819        sh       -  sole none
MCI / Worldcom Equities        55268b106     3970 87617        sh       -  sole none
Medtronic Inc       Equities   585055106     909  17675        sh       -  sole none
Merck & Company Inc. Equities  589331107     2341 37678        sh       -  sole none
National City Corp  Equities   635405103     3202 155243       sh       -  sole none
Norfolk Southern    Equities   655844108     1528 107228       sh       -  sole none
Northern Trust Corp Equities   665859104     986  14600        sh       -  sole none
Nuveen NJ Investment Equities  670971100     268  19348        sh       -  sole none
PepsiCo Inc         Equities   713448108     3221 92353        sh       -  sole none
Pfizer Inc          Equities   717081103     6336 173306       sh       -  sole none
Phelps Dodge Corp   Equities   717265102     1429 30172        sh       -  sole none
Philip Morris Co    Equities   718154107     297  14250        sh       -  sole none
Procter & Gamble    Equities   742718109     2526 44512        sh       -  sole none
Progressive Corp, Ohio         Equities 743315103 1146 15069   sh       -  sole none
RPM Inc.       Equities        749685103     279  25353        sh       -  sole none
Royal Dutch Petroleum          Equities 780257804 3492 60398   sh       -  sole none
SBC Communication   Equities   78387g103     1133 26887        sh       -  sole none
Schlumberger Ltd    Equities   806857108     3745 48951        sh       -  sole none
Seitel Inc.         Equities   816074306     333  41902        sh       -  sole none
Sungard Data Sys Inc Equities  867363103     421  11155        sh       -  sole none
Synovus Financial   Equities   87161c105     567  30039        sh       -  sole none
Texas Instruments   Equities   882508104     2068 12925        sh       -  sole none
Textron Inc         Equities   883203101     4194 68900        sh       -  sole none
Tokio Marine & Fire Ins        Equities 889090403 598  11400   sh       -  sole none
Vodafone Airtouch Pub          Equities 92857t107 1230 22130   sh       -  sole none
Wal-Mart Stores Inc. Equities  931142103     1413 25010        sh       -  sole none
Waste Management Inc Equities  94106l109     271  19800        sh       -  sole none
Wells Fargo & Co    Equities   949746101     5926 145415       sh       -  sole none



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